The Core Fund
                         3434 Colwell Avenue, Suite 100
                                 Tampa, FL 33614


September 19, 2005


Securities and Exchange Commission
Public Filing Desk
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

      Re: WY Funds (the "Registrant"); File Nos. 333-120624 and 811-21675

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 2, which was filed with the Commission on August 31, 2005 and (ii) that Post-Effective Amendment No. 2 has been filed electronically with the Commission.

Very truly yours,

/s/ Mitchell York
-----------------

Mitchell York
President